Shareholders' equity - Treasury shares (Details) - shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Valid authorization period from Shareholder's meeting for 2019 Buyback Program	18 months
Treasury shares held (in shares)	1,788,037	9,742,968
Ordinary shares, liquidity contract [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	992,500	853,500
Ordinary shares, Orange Vision 2020, Long Term Incentive Plan 2018-2020 and LTIP 2019-2021 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	795,537	8,889,468